Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for doubtful accounts and returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 900		$ 358		$ 272		$ 213
Additions Charged To Expenses	(22)		98		136		130
Additions Charged Against Revenue	2,315		1,330		491		111
Deductions	(2,383)		(886)		(540)		(182)
Balance at End of Period	810		900		358		272
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	24,231		18,510		13,506		11,960
Additions Charged To Costs and Expenses	10,191	[1]	5,721	[1]	5,004	[1]	1,546	[1]
Balance at End of Period	$ 34,422		$ 24,231		$ 18,510		$ 13,506

[1]	Increase in valuation allowance is related to the generation of net operating losses and other deferred tax assets.